Steven I. Koszalka

Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(213) 486-9447

siik@capgroup.com

June 21, 2013

Document Control

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the supplement to the prospectus filed with the Securities and Exchange Commission on May 31, 2013 pursuant to Rule 497 (Accession No. 0000051931-13-000509), which is incorporated by reference into this filing.

If you have any questions, please fee free to contact me.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Mark Cowan
Division of Investment Management –
Office of Insurance Products

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase